CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash		$ 7,183	$ 17,537
Restricted cash		1,190	920
Health plan receivable, net of allowance for credit losses of $150 and $0, respectively		93,215	72,092
Clinic fees and insurance receivable, net of contractual allowances of $5,683 and $5,755, respectively		318	822
Other receivables		4,640	6,678
Prepaid expenses and other current assets		2,824	2,643
TOTAL CURRENT ASSETS		109,370	100,692
Property and equipment, net		8,947	8,839
Intangible assets, net		730,161	751,050
Other long-term assets		18,944	15,990
TOTAL ASSETS		867,422	876,571	[1]
CURRENT LIABILITIES:
Accounts payable		15,798	11,542
Accrued expenses and other current liabilities		21,330	16,647
Accrued payroll		7,401	8,224
Health plans settlements payable		12,384	13,608
Claims payable		164,897	151,207
Premium deficiency reserve		31,515	26,375
Accrued interest		16,336	14,061
TOTAL CURRENT LIABILITIES		269,661	241,664
Operating lease liability		12,822	11,516
Warrant liabilities		868	1,517
Contingent consideration		4,907	4,794
Long-term debt, net		108,126	94,421
TOTAL LIABILITIES	[2]	396,384	353,912	[1]
COMMITMENTS AND CONTINGENCIES
Redeemable non-controlling interest		473,723	516,805
STOCKHOLDERS' (DEFICIT) EQUITY:
Additional paid in capital		316,061	315,375
Accumulated deficit		(318,770)	(309,545)
TOTAL STOCKHOLDERS' (DEFICIT) EQUITY		(2,685)	5,854
TOTAL LIABILITIES, MEZZANINE EQUITY & STOCKHOLDERS' (DEFICIT) EQUITY		867,422	876,571
Class A Common Stock
STOCKHOLDERS' (DEFICIT) EQUITY:
Common stock		4	4
Class V Common Stock
STOCKHOLDERS' (DEFICIT) EQUITY:
Common stock		$ 20	$ 20

[1]	The Company’s consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 23: Variable Interest Entities, P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and numbers below refer only to VIEs held at the P3 LLC level. The consolidated balance sheets include total assets that can be used only to settle obligations of P3 LLC’s consolidated VIEs totaling $3.1 million and $8.1 million as of December 31, 2022 and 2021, respectively, and total liabilities of P3 LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $9.9 million and $6.1 million as of December 31, 2022 and 2021, respectively. These VIE assets and liabilities do not include $33.0 million of net amounts due to affiliates as of December 31, 2022 and $6.0 million of investment in affiliates and $24.1 million of amounts due to affiliates as of December 31, 2021 as these are eliminated in consolidation and not presented within the consolidated balance sheets.
[2]	The Company’s condensed consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 13 “Variable Interest Entities,” P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and amounts below refer only to VIEs held at the P3 LLC level. The condensed consolidated balance sheets include total assets that can be used only to settle obligations of the P3 LLC’s VIEs totaling $2.0 million and $3.1 million as of March 31, 2023 and December 31, 2022, respectively, and total liabilities of the P3 LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $16.8 million and $9.9 million as of March 31, 2023 and December 31, 2022, respectively. These VIE assets and liabilities do not include $31.4 million and $33.0 million of net amounts due to affiliates as of March 31, 2023 and December 31, 2022, respectively, as these are eliminated in consolidation and not presented within the condensed consolidated balance sheets. See Note 13 “Variable Interest Entities.”